January 4, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Advantage Funds, Inc.

-Dreyfus International Value Fund

-Dreyfus Opportunistic Midcap Value

-Dreyfus Opportunistic Small Cap Fund

-Dreyfus Opportunistic U.S. Stock Fund

-Dreyfus Strategic Value Fund

-Dreyfus Structured Midcap Fund

-Dreyfus Technology Growth Fund
 1933 Act File No.: 33-51061
 1940 Act File No.: 811-7123
 CIK No.: 0000914775

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and the Universal Statement of Additional Information for the above-referenced funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 124 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 31, 2015, except as reflected in the Supplement to the Prospectus of each Fund, which was filed pursuant to 497(e) on December 31, 2015.

Please address any comments or questions to my attention at 212-922-7192.

Sincerely,

/s/ Talia Delgado
Talia Delgado
Senior Paralegal